Basis of Presentation	3 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying unaudited consolidated financial statements of Hampton Roads Bankshares, Inc., (the “Company,” “we,” “us,” or “our”), have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial reporting and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the financial statements reflect all adjustments (consisting of a normal recurring nature) considered necessary for a fair presentation. The results of operations for the three months ended March 31, 2016 are not necessarily indicative of the results to be expected for the full year. The Company has one banking subsidiary, The Bank of Hampton Roads (“BOHR” or "the Bank"), which constitutes substantially all of the Company’s assets and operations.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015 (“2015 Form 10-K”).

Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make assumptions, judgments, and estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term are the determination of the allowance for loan losses, the valuation of other real estate owned, determination of fair value for financial instruments, and tax assets, liabilities and expenses.

Recent Accounting Pronouncements

During the second quarter of 2014, ASU 2014-09, Revenue from Contracts with Customers (“new revenue standard”), was issued. ASU 2014-09 represents a comprehensive reform of many of the revenue recognition requirements in GAAP. The ASU creates a new topic within the Accounting Standards Codification (“ASC”), Topic 606, Revenue from Contracts with Customers. The new revenue standard will supersede the current revenue recognition requirements in Topic 605, Revenue Recognition, and supersedes or amends much of the industry-specific revenue recognition guidance found throughout the ASC. The core principle of the new revenue standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The ASU creates a five-step process for achieving that core principle: (1) identifying the contract with the customer, (2) identifying the performance obligations in the contract, (3) determining the transaction price, (4) allocating the transaction price to the performance obligations, and (5) recognizing revenue when an entity has completed the performance obligations. The ASU also requires additional disclosures that allow users of the financial statements to understand the nature, timing, and uncertainty of revenue and cash flows resulting from contracts with customers. During the third quarter of 2015, ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date amends the effective date for ASU 2014-09 for the Company to January 1, 2018. The new revenue standard permits the use of retrospective or cumulative effect transition methods. It appears that a majority of the Company’s contracts with customers (i.e., financial instruments) do not fall within the scope of the new revenue standard. Therefore, the Company does not expect the ASU to have a material impact on the Company’s reported financial results.

In February 2016, the FASB issued ASU 2016-02 Leases, ASC Topic 842, which replaces ASC Topic 840 Leases; the core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee are as follows:

For finance leases, a lessee is required to do the following
1. Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position;
2. Recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of comprehensive income;
3. Classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows.

For operating leases, a lessee is required to do the following:
1. Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position;
2. Recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis;
3. Classify all cash payments within operating activities in the statement of cash flows.

The effective date for public business entities is for annual periods, and interim periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted. The Company will evaluate whether adoption of this new standard will have a material impact on the Company’s consolidated financial statements.

On March 30, 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which is intended to improve the accounting for share-based payment transactions as part of the FASB’s simplification initiative. The ASU changes seven aspects of the accounting for share-based payment award transactions, including: (1) accounting for income taxes; (2) classification of excess tax benefits on the statement of cash flows; (3) forfeitures; (4) minimum statutory tax withholding requirements; (5) classification of employee taxes paid on the statement of cash flows when an employer withholds shares for tax-withholding purposes; (6) practical expedient - expected term (nonpublic only); and (7) intrinsic value (nonpublic only). The ASU is effective for fiscal years beginning after December 15, 2016, and interim periods within those years for public business entities. Early adoption is permitted in any interim or annual period provided that the entire ASU is adopted. The Company will evaluate whether adoption of this new standard will have a material impact on the Company’s consolidated financial statements.

Xenith Merger

On February 10, 2016, the Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) with Xenith Bankshares, Inc. (“Xenith”), a Virginia corporation, the holding company for Xenith Bank. The Merger Agreement provides that, upon the terms and subject to the conditions set forth therein, Xenith will merge with and into the Company (the “Merger”), with the Company as the surviving corporation in the Merger. Under the terms of the agreement, Xenith shareholders will receive 4.4 shares of Company common stock for each share of Xenith common stock. Based on the closing price of the Company’s common stock on February 10, 2016, the transaction was valued at approximately $107.2 million. Upon closing, the Company's shareholders and Xenith shareholders will own approximately 74% and 26%, respectively, of the stock in the combined company. The transaction is subject to shareholder and regulatory approval and is expected to close in the third quarter of 2016.